Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer, Excluding Assessed Tax	$ 19,629,062	$ 16,502,209
Product sales [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	19,184,428	16,037,221
Service Revenues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		197,068
Licensing Revenues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 444,634	$ 267,920